Investments in Unconsolidated Real Estate Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Real Estate Ventures
The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in the Greater Toronto Area, Canada:

Location	Date Real Estate Venture Became Operational	Carrying Value of Investment as of December 31, 2021
Oshawa	August 2021	$1,801,413
East York	June 2020	6,393,576
Brampton	November 2020	2,354,346
Vaughan	January 2021	2,871,265
Scarborough	November 2021	2,862,677
Kingspoint	Under Development	2,660,007

		$18,943,284